Aug. 31, 2025
Neuberger International Core Equity ETF
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.29
Other expenses[1]	0.58
Total annual operating expenses	0.87
Fee waivers and/or expense reimbursement	0.58
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	0.29

[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.29% of average net assets until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.29
Other expenses[1]	0.58
Total annual operating expenses	0.87
Fee waivers and/or expense reimbursement	0.58
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	0.29

[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.29% of average net assets until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year
1 Year	3 Years
$30	$93

3 Years
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has not yet commenced operations prior to the date of this prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its goal by investing in international equity securities. The Fund’s investments primarily will be in issuers tied to developed markets outside the United States.  The Fund considers developed markets to be those classified as a developed market by the MSCI World ex USA Index (Net) (the “Benchmark”) (which includes both large cap and mid cap companies).

In managing the Fund, the Portfolio Managers select companies based on fundamental and quantitative research.  Each company is evaluated relative to its global peers based on the Portfolio Managers’ analysis of various factors, that may include, but are not limited to: valuation (e.g., earnings before interest, taxes, depreciation, and amortization yield), income (e.g., dividend yield), quality (e.g., capital discipline, profitability, and solvency ratios), momentum (e.g., price momentum), sentiment (e.g., whether company executives sound positive or negative on earnings calls and other public discussions of the company), risk assessment (e.g., price volatility), growth (e.g., a company’s research and development expenditures relative to its market capitalization), and contribution to the overall risk of the portfolio.  The Portfolio Managers seek to identify companies with attractive characteristics across multiple factors, rather than those that rank highest on any single factor.
The Portfolio Managers seek to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. The Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)), as well as real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).

As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy, reducing or exiting positions when they identify what they believe to be a deterioration in potential return and/or an increase in risk or when other opportunities appear more attractive.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.  The Fund will not alter this policy without providing shareholders at least 60 days’ notice. For this purpose, the Fund considers equity securities to include common stock, preferred stock and securities convertible into common or preferred stock.

PERFORMANCE
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information. Past performance (before and after taxes) is not a prediction of future results.